Remuneration of Auditors (Tables)	12 Months Ended
Jun. 30, 2025
Remuneration of Auditors [Abstract]
Schedule of Payable for Services by the Auditor

(i) Audit and other assurance services

	30 June 2025 $	30 June 2024 $
Audit and review of financial statements	439,394	377,611
Audit of NASDAQ registration	139,327	-
Total remuneration for audit and other assurance services	578,721	377,611